UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Kathleen Doback

Address:   180 Church Street
           Naugatuck, CT 06770


Form 13F File Number: 28-05718


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Kathleen Doback
Title:  Chief Compliance Officer
Phone:  203-729-1200

Signature,  Place,  and  Date  of  Signing:

/s/ Kathleen Doback                Naugatuck, CT                      1/4/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              22

Form 13F Information Table Value Total:  $  142,588,431
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

         COLUMN 1             COLUMN 2    COLUMN 3    COLUMN 4        COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
-------------------------- -------------- --------- ------------- ----------------- ---------- -------- -------------------
                                                        VALUE     SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
      NAME OF ISSUER       TITLE OF CLASS   CUSIP     (x$1000)    PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
-------------------------- -------------- --------- ------------- -------- --- ---- ---------- -------- ------- ------ ----
AMAZON COM INC COM         COM            023135106  6,322,440.00   47,000          SOLE                 47,000      0    0
APPLE COMPUTER             COM            037833100  3,624,590.40   17,200          SOLE                 17,200      0    0
BAIDU.COM INC              COM            056752108  3,207,594.00    7,800          SOLE                  7,800      0    0
BUCYRUS INTL INC           COM            118759109  9,086,844.00  161,200          SOLE                161,200      0    0
COGNIZANT TECH SOLUTIONS   COM            192446102  5,580,123.00  123,100          SOLE                123,100      0    0
CTRIP.COM INTL LTD         COM            22943f100  7,717,764.00  107,400          SOLE                107,400      0    0
INTL PAPER CO              COM            460146103  6,012,110.00  224,500          SOLE                224,500      0    0
J CREW GROUP INC           COM            46612h402  9,144,856.00  204,400          SOLE                204,400      0    0
JOY GLOBAL INC COM         COM            481165108  7,864,425.00  152,500          SOLE                152,500      0    0
LUBRIZOL CORP              COM            549271104  2,575,135.00   35,300          SOLE                 35,300      0    0
MASTERCARD INC             COM            57636q104  2,636,594.00   10,300          SOLE                 10,300      0    0
MERCADOLIBRE INC           COM            58733r102  7,526,337.00  145,100          SOLE                145,100      0    0
NETAPP INC                 COM            64110d104  5,968,332.00  173,700          SOLE                173,700      0    0
NU SKIN ENTERPRISES INC    COM            67018t105  5,524,472.00  205,600          SOLE                205,600      0    0
PRICELINE.COM              COM            741503403  8,277,739.00   37,900          SOLE                 37,900      0    0
PROSHARES ULTRA QQQ        COM            74347r206 13,115,340.00  220,500          SOLE                220,500      0    0
PROSHARES ULTRA S&P 500    COM            74347r107 10,313,058.30  269,700          SOLE                269,700      0    0
ROCK-TENN CO               COM            772739207  3,634,561.00   72,100          SOLE                 72,100      0    0
TIFFANY & CO               COM            886547108  5,981,300.00  139,100          SOLE                139,100      0    0
TRW AUTOMOTIVE HLDNGS CORP COM            87264s106  1,590,408.00   66,600          SOLE                 66,600      0    0
TUPPERWARE BRANDS CORP     COM            899896104  8,396,571.00  180,300          SOLE                180,300      0    0
WESTERN DIGITAL CORP COM   COM            958102105  8,487,837.50  192,250          SOLE                192,250      0    0


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